Vanguard® Health Care Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Belgium (3.9%)
*	Argenx SE	1,008,057	790,546
*	UCB SA	2,355,442	641,367
			1,431,913
China (1.1%)
*,1	GenFleet Therapeutics Shanghai Inc. Class H	18,491,938	102,853
*	Duality Biotherapeutics Inc.	2,771,377	98,896
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class H	9,939,973	82,882
*	Zai Lab Ltd.	36,431,700	78,191
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	33,977
			396,799
Denmark (2.1%)
*	Genmab A/S	1,345,944	356,374
*	Ascendis Pharma A/S	1,022,832	234,617
	Novo Nordisk A/S Class B	4,131,421	175,734
			766,725
Japan (5.4%)
	Chugai Pharmaceutical Co. Ltd.	8,606,142	458,960
	Otsuka Holdings Co. Ltd.	5,806,600	423,197
	Shionogi & Co. Ltd.	20,439,649	412,941
	Daiichi Sankyo Co. Ltd.	22,675,166	368,337
	Eisai Co. Ltd.	7,339,417	219,687
	M3 Inc.	9,451,653	91,043
			1,974,165
Switzerland (4.1%)
	Novartis AG (Registered)	4,043,167	597,539
	Galderma Group AG	2,228,631	467,552
	Roche Holding AG	1,122,465	457,404
			1,522,495
United Kingdom (8.5%)
	AstraZeneca plc	9,897,175	1,877,714
	GSK plc	44,002,585	1,153,636
*,1,2	Immunocore Holdings plc ADR	4,246,274	118,514
			3,149,864
United States (72.8%)
	Eli Lilly & Co.	3,441,601	3,216,520
	Merck & Co. Inc.	18,609,420	2,031,777
	UnitedHealth Group Inc.	3,895,307	1,443,133
	Johnson & Johnson	5,527,324	1,270,455
*	Edwards Lifesciences Corp.	14,158,652	1,182,247
*	Intuitive Surgical Inc.	2,186,666	1,000,640
*	Boston Scientific Corp.	15,070,438	868,208
	Danaher Corp.	4,836,473	865,487
	CVS Health Corp.	9,756,578	812,625
	Abbott Laboratories	8,842,005	802,766
*	Vertex Pharmaceuticals Inc.	1,801,919	770,104
	Cencora Inc.	2,484,451	765,236
	Elevance Health Inc. (XNYS)	1,858,361	699,524
	Regeneron Pharmaceuticals Inc.	931,886	658,899
	HCA Healthcare Inc.	1,203,410	522,822
*	Alnylam Pharmaceuticals Inc.	1,670,679	517,058
	AbbVie Inc.	2,356,112	497,894
	Cardinal Health Inc.	2,511,651	484,447
*	Biogen Inc.	2,526,097	478,140
*	United Therapeutics Corp.	822,896	470,162
	Agilent Technologies Inc.	3,824,222	441,889
*	Dexcom Inc.	6,365,180	379,047
	Thermo Fisher Scientific Inc.	745,695	357,158

		Shares	Market Value ($000)
	Medtronic plc	4,228,128	342,352
	Stryker Corp.	970,510	305,837
*	Ionis Pharmaceuticals Inc.	3,803,181	284,326
*	Revolution Medicines Inc.	1,838,404	264,951
	STERIS plc	1,092,821	237,011
*	Incyte Corp.	2,365,620	225,373
	QIAGEN NV	6,514,443	225,269
*	Madrigal Pharmaceuticals Inc.	408,918	211,570
*	Cytokinetics Inc.	3,197,893	204,569
	Bristol-Myers Squibb Co.	3,063,693	185,629
*	ICON plc	1,538,110	182,005
*	CG oncology Inc.	2,589,248	172,806
*,1,2	HeartFlow Inc.	5,663,321	168,540
*	Scholar Rock Holding Corp.	3,466,533	161,575
	Encompass Health Corp.	1,600,016	160,002
*	Vaxcyte Inc.	2,667,349	152,679
*	Avantor Inc.	18,280,648	148,073
*	Option Care Health Inc.	7,278,969	147,981
*	Kymera Therapeutics Inc.	1,796,469	145,640
*	Xenon Pharmaceuticals Inc.	2,569,786	144,011
*	Alignment Healthcare Inc.	6,287,140	141,712
*,1	Celldex Therapeutics Inc.	4,279,485	140,709
*	Protagonist Therapeutics Inc.	1,380,445	136,623
*	Crinetics Pharmaceuticals Inc.	3,494,255	135,507
*	PTC Therapeutics Inc.	2,038,232	132,607
*,1	Acadia Healthcare Co. Inc.	5,021,479	130,031
*	Apogee Therapeutics Inc.	1,490,737	123,567
*	Structure Therapeutics Inc. ADR	2,909,218	120,587
*,1	Inspire Medical Systems Inc.	2,093,826	117,547
*	Dianthus Therapeutics Inc.	1,244,555	109,272
*,2	Newamsterdam Pharma Co. NV	3,425,823	97,842
*	Moderna Inc.	1,995,366	91,667
*	Arcus Biosciences Inc.	3,445,827	87,869
*	Nuvalent Inc. Class A	873,258	87,570
	Bio-Techne Corp.	1,500,524	83,009
*	Natera Inc.	382,952	78,949
*	Centene Corp.	1,363,754	73,220
*	Bridgebio Pharma Inc.	982,977	69,900
*	Immunome Inc.	2,776,580	63,695
*	Stoke Therapeutics Inc.	1,652,492	54,070
*,2	Kailera Therapeutics Inc.	2,138,327	53,458
*	Mineralys Therapeutics Inc.	1,858,489	49,529
*,2	Aktis Oncology Inc.	2,023,644	37,943
			26,823,320
Total Common Stocks (Cost $22,978,454)			36,065,281
Temporary Cash Investments (1.3%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 3.685%	338,258	33,822
		Face Amount ($000)
Repurchase Agreements (1.2%)
	Bank of America Securities, LLC, 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $31,103, collateralized by U.S. Government Agency Obligations 3.000%–5.500%, 11/1/2046–4/20/2056, with a value of $31,722)	31,100	31,100
	Bank of America Securities, LLC, 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $39,004, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 7/9/2026–8/31/2032, with a value of $39,780)	39,000	39,000
	Bank of America Securities, LLC, 3.660%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $25,003, collateralized by U.S. Government Agency Obligations 5.000%–5.500%, 11/1/2054–12/1/2055, with a value of $25,501)	25,000	25,000
	Bank of Nova Scotia, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $34,303, collateralized by U.S. Treasury Obligations 0.750%–4.375%, 11/30/2026–8/15/2031, with a value of $34,990)	34,300	34,300
	Barclays Capital Inc., 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $37,204, collateralized by U.S. Treasury Obligations 3.750%, 5/15/2028, with a value of $37,944)	37,200	37,200

	Face Amount ($000)	Market Value ($000)
BNP Paribas Securities Corp., 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $30,003, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 7/31/2026–2/15/2056, with a value of $30,600)	30,000	30,000
BNP Paribas Securities Corp., 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $34,203, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–6.500%, 12/31/2028–1/1/2056, with a value of $34,884)	34,200	34,200
Credit Agricole Securities, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $21,502, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.800%, 10/15/2026–2/15/2054, with a value of $21,930)	21,500	21,500
HSBC Bank USA, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $80,508, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 3/31/2033–8/15/2048, with a value of $82,110)	80,500	80,500
HSBC Bank USA, 3.650%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $9,401, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 8/1/2052–2/1/2056, with a value of $9,588)	9,400	9,400
JP Morgan Securities, LLC, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $29,003, collateralized by U.S. Treasury Obligations 0.000%–3.875%, 10/29/2026–12/31/2027, with a value of $29,580)	29,000	29,000
Natixis SA, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $17,302, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–2.875%, 7/15/2026–11/10/2045, with a value of $17,646)	17,300	17,300
Nomura International plc, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $25,003, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 7/9/2026–5/15/2048, with a value of $25,537)	25,000	25,000
Nomura International plc, 3.640%, 5/1/2026 (Dated 4/30/2026, Repurchase Value $39,004, collateralized by U.S. Treasury Obligations 0.750%–4.250%, 10/31/2026–8/15/2035, with a value of $39,780)	39,000	39,000
		452,500
Total Temporary Cash Investments (Cost $486,322)		486,322
Total Investments (99.2%) (Cost $23,464,776)		36,551,603
Other Assets and Liabilities—Net (0.8%)		292,589
Net Assets (100%)		36,844,192
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,627.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $33,027 was received for securities on loan.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	26,823,320	—	—	26,823,320
Common Stocks—Other	353,131	8,888,830	—	9,241,961
Temporary Cash Investments	33,822	452,500	—	486,322
Total	27,210,273	9,341,330	—	36,551,603
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2026 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2026 Market Value ($000)
Acadia Healthcare Co. Inc.	118,483	—	93,305	(169,107)	273,960	—	—	130,031
Apellis Pharmaceuticals Inc.	172,343	18,957	350,318	171,666	(12,648)	—	—	—
Celldex Therapeutics Inc.	117,212	2,428	17,659	4,107	34,621	—	—	140,709
GenFleet Therapeutics Shanghai Inc. Class H	NA1	60,435	—	—	34,625	—	—	102,853
HeartFlow Inc.	NA1	95,228	—	—	5,909	—	—	168,540
Immunocore Holdings plc ADR	119,062	18,716	—	—	(19,264)	—	—	118,514
Inspire Medical Systems Inc.	NA1	60,499	—	—	(25,857)	—	—	117,547
Vanguard Market Liquidity Fund	58,780	NA2	NA2	(1)	—	—	—	33,822
Total	585,880	256,263	461,282	6,665	291,346	—	—	812,016
1	Not applicable—at January 31, 2026, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.